Acquisitions and Other - SLF of Canada UK Limited Disposition (Details) - 12 months ended Dec. 31, 2022 £ in Millions, $ in Millions	CAD ($)	GBP (£)
Goodwill
Disclosure of detailed information about business combination [line items]
Impairment	$ 170
Sun Life UK | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Amount of agreement to sell	385	£ 248
Net carrying value of assets and liabilities classified as held for sale	403
Sun Life UK | Disposal groups classified as held for sale | Goodwill
Disclosure of detailed information about business combination [line items]
Impairment	$ 170